UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

November 30, 2010

1.810689.106

SCM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.0%
	Principal Amount (000s)	Value (000s)
California - 92.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series EGL 07 0053, 0.3% (Liquidity Facility Citibank NA) (a)(d)	$ 3,465	$ 3,465
Series Putters 3293, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3434, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,675	11,675
Series Putters 3694, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series 2007 C2, 0.27%, LOC Union Bank of California, VRDN (a)	12,000	12,000
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2010 A, 2% 3/1/11	2,400	2,405
Series A, 2% 6/30/11	8,400	8,455
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2005 A, 5.5% 5/1/11	650	664
Series 2010 L, 2.5% 5/1/11	21,400	21,587
Series 2010 M, 1% 5/1/11	18,000	18,053
California Econ. Recovery Bonds Series 2008 A:
5% 1/1/11	2,435	2,444
5% 7/1/11	11,215	11,504
California Ed. Notes Prog. TRAN Series A, 2% 7/1/11	5,200	5,243
California Edl. Facilities Auth. Rev.:
Participating VRDN Series DB 373, 0.31% (Liquidity Facility Deutsche Bank AG) (a)(d)	5,177	5,177
Participating VRDN:
Series BBT 2014, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,770	4,770
Series BC 10 71B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(d)	11,130	11,130
Series Putters 3508, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,200	10,200
Series Putters 3526, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,380	14,380
Series ROC II R 11790PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	6,065	6,065
Series SGB 45, 0.27% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
Series 2010 S4, 0.38% 8/3/11, CP	11,100	11,100
0.4% 3/23/11, CP	9,100	9,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Participating VRDN Series Solar 06 11, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 22,605	$ 22,605
Series 2003 B3, 0.3%, LOC JPMorgan Chase Bank, LOC California Pub. Employees' Retirement Sys., VRDN (a)	11,000	11,000
Series 2003 C3, 0.29%, LOC Citibank NA, VRDN (a)	11,000	11,000
Series 2003 C4, 0.28%, LOC Citibank NA, VRDN (a)	5,000	5,000
Series 2004 A4, 0.27%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	2,400	2,400
Series 2004 A5, 0.3%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,000	5,000
Series 2004 A9, 0.28%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	10,000	10,000
Series 2005 A2-1, 0.29%, LOC Barclays Bank PLC, VRDN (a)	16,540	16,540
Series 2005 B5, 0.3%, LOC Barclays Bank PLC, VRDN (a)	17,780	17,780
Series B6, 0.29%, LOC Citibank NA, VRDN (a)	9,200	9,200
0.31% 12/7/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	7,899	7,899
0.32% 12/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	1,300	1,300
0.32% 12/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	23,695	23,695
0.32% 12/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	9,600	9,600
0.32% 12/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	18,500	18,500
0.32% 12/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	9,400	9,400
0.32% 12/6/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	7,100	7,100
0.32% 12/7/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	14,200	14,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2004 K, 0.3%, LOC Bank of America NA, VRDN (a)	15,700	15,700
Bonds (Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (a)	1,995	2,028
California Infrastructure & Econ. Dev. Bank Rev.:
(RAND Corp. Proj.) Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (a)	3,250	3,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(The Contemporary Jewish Museum Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	$ 4,000	$ 4,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. Bonds (BP West Coast Products LLC Proj.) Series A:
0.28% tender 12/20/10 (BP PLC Guaranteed), CP mode	5,500	5,500
0.32% tender 2/16/11 (BP PLC Guaranteed), CP mode	5,000	5,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.34%, LOC Bank of America NA, VRDN (a)	32,000	32,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	4,203	4,203
California State Univ. Rev. Series 2001 A, 0.3% 12/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,400	14,400
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	17,800	17,800
California Statewide Cmntys. Dev. Auth. Rev.:
(John Muir Health Proj.) Series 2008 B, 0.34%, LOC Bank of America NA, VRDN (a)	4,100	4,100
(North Peninsula Jewish Campus Proj.) 0.31%, LOC Bank of America NA, VRDN (a)	4,800	4,800
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 11852, 0.3% (Liquidity Facility Citibank NA) (a)(d)	6,300	6,300
Carlsbad Multifamily Hsg. Rev. ( Costa Apts. Proj.) Series 1993 A, 0.28%, LOC Freddie Mac, VRDN (a)	14,600	14,600
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.28%, VRDN (a)	72,820	72,820
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.3% (Liquidity Facility Citibank NA) (a)(d)	5,325	5,325
Costa Mesa Redev. Agcy. Multi-family Hsg. (Family Village Apts. Proj.) Series 1994 A, 0.61%, LOC Bank of America NA, VRDN (a)	2,600	2,600
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 B1, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,425	3,425
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 07 0069, 0.29% (Liquidity Facility Citibank NA) (a)(d)	17,200	17,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 10397, 0.29% (Liquidity Facility Citibank NA) (a)(d)	$ 9,375	$ 9,375
Series 2008 A1, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,500	10,500
Series 2008 A2, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,400	10,400
Series 2008 A3, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,675	7,675
Series 2008 A4, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,500	8,500
Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,500	3,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	1,000	1,000
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,060	21,060
Hayward Multi-family Hsg. Rev. (Sherwood Apts. Proj.) Series 1984 A, 0.28%, LOC Fannie Mae, VRDN (a)	25,920	25,920
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.29%, LOC Landesbank Baden-Wuert, VRDN (a)	25,165	25,165
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B1, 0.27%, LOC Union Bank of California, VRDN (a)	11,315	11,315
Series 2007 B2, 0.3%, LOC Bank of America NA, VRDN (a)	10,220	10,220
Long Beach Gas & Util. Rev. Series A, 0.3% 3/1/11, LOC JPMorgan Chase Bank, CP	2,004	2,004
Long Beach Unified School District Bonds Series A, 4% 8/1/11	1,815	1,859
Los Angeles Cmnty. College District:
Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	11,200	11,200
Participating VRDN:
Series Putters 2864, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,785	4,785
Series Putters 3287, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500	4,500
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.3% 12/1/10, LOC JPMorgan Chase Bank, CP	14,610	14,610
0.3% 2/24/11, LOC JPMorgan Chase Bank, CP	11,600	11,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
Series 2010 C, 0.28% 12/1/10, LOC Wells Fargo Bank NA, CP	$ 4,600	$ 4,600
TRAN Series A, 2% 6/30/11	13,815	13,941
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 0.32% 12/16/10, LOC Barclays Bank PLC, CP	3,835	3,835
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series D-1, 2% 6/30/11	5,000	5,042
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN Series BA 08 3040X, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	6,665	6,665
Participating VRDN:
Series Putters 1302Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,995	7,995
Series Putters 3327, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series Putters 3837Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series ROC II R 500, 0.3% (Liquidity Facility Citibank NA) (a)(d)	11,600	11,600
0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	18,500	18,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Putters 3309, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
Series Putters 3310, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	19,000	19,090
2% 4/21/11	10,000	10,054
Los Angeles Unified School District:
Participating VRDN Series BA 08 1049, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	22,800	22,800
TRAN Series A, 2% 6/30/11	10,000	10,076
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series Putters 2254, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,775	5,775
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,685	6,685
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN Series BA 08 1087, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	$ 7,375	$ 7,375
Participating VRDN:
Series EGL 07 71, 0.29% (Liquidity Facility Citibank NA) (a)(d)	16,150	16,150
Series Putters 3289, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,210	2,210
Series Putters 3653 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series ROC II R 11301, 0.29% (Liquidity Facility Citibank NA) (a)(d)	9,195	9,195
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	6,755	6,755
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	5,400	5,400
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.29%, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Rfdg. Recovery TRAN Series A, 2% 5/13/11	17,120	17,245
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series MS 06 2222, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,754	7,754
Series ROC II R 11304, 0.3% (Liquidity Facility Citibank NA) (a)(d)	7,395	7,395
Orange County Sanitation District Rev. BAN:
Series 2009 B, 2% 12/1/10	25,300	25,300
Series 2010 B, 2% 11/23/11	17,500	17,780
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.31% 12/1/10, LOC Dexia Cr. Local de France, CP	3,300	3,300
Port of Oakland Port Rev. Series 2010 A, 0.3% 12/10/10, LOC Wells Fargo Bank NA, CP	11,000	11,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.32% (Liquidity Facility Bank of America NA) (a)(d)	7,140	7,140
Richmond Wastewtr. Rev. Series 2008 A, 0.28%, LOC Union Bank of California, VRDN (a)	12,760	12,760
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	2,500	2,500
Riverside County Gen. Oblig. Series B:
0.32% 3/4/11, LOC Bank of Nova Scotia New York Branch, CP	25,612	25,612
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Gen. Oblig. Series B: - continued
0.32% 3/4/11, LOC Bank of Nova Scotia New York Branch, CP	$ 20,593	$ 20,593
Riverside County Trans. Commission Sales Tax Rev. Series 2005 A, 0.33% 12/1/10, LOC Bank of America NA, CP	9,500	9,500
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	18,500	18,500
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series Putters 2821, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,620	6,620
Sacramento Gen. Oblig. TRAN 2% 6/30/11	3,350	3,378
Sacramento Muni. Util. District Elec. Rev. Series 2007 J:
0.29% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	7,000	7,000
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	12,000	12,000
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	11,300	11,300
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.29%, LOC Fannie Mae, VRDN (a)	4,450	4,450
San Diego Cmnty. College District Participating VRDN:
Putters 3676Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Series ROC II R 11774, 0.3% (Liquidity Facility Citibank NA) (a)(d)	9,360	9,360
San Diego County & School District TRAN:
Series 2010 A, 2% 6/30/11	13,900	14,030
Series 2010 B1, 2% 1/31/11	1,400	1,403
Series 2010 B2, 2% 4/29/11	7,700	7,734
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.3% 12/7/10 (Liquidity Facility Dexia Cr. Local de France), CP	8,800	8,800
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,825	4,825
San Diego Gen. Oblig. TRAN:
Series A, 2% 1/31/11	3,600	3,610
Series B, 2% 4/29/11	4,595	4,624
Series C, 2% 5/31/11	9,400	9,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series Putters 3504, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series Putters 3753 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,215	$ 4,215
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,660	16,660
San Francisco City & County Gen. Oblig. Participating VRDN Series BA 08 3318, 0.31% (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
San Francisco City & County Unified School District TRAN 2% 6/30/11	5,600	5,651
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.29%, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,635	7,635
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Rfdg. Proj.) Series 2008 A, 0.28%, LOC Union Bank of California, VRDN (a)	7,200	7,200
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.28%, LOC Freddie Mac, VRDN (a)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,050	10,050
San Mateo Unified School District BAN 2% 2/28/11	10,000	10,034
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.32%, LOC Bank of America NA, VRDN (a)	21,800	21,800
Santa Clara Unified School District TRAN 2% 6/30/11	4,200	4,239
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2, 0.3% 3/8/11, LOC JPMorgan Chase Bank, CP	14,700	14,700
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,400	7,400
Sequoia Union High School District TRAN 2% 7/1/11	3,900	3,934
South Coast Local Ed. Agcy. TRAN Series 2010 A, 2% 8/9/11	12,100	12,214
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.28%, LOC KBC Bank NV, VRDN (a)	27,255	27,255
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,570	4,570
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.28%, LOC Union Bank of California, VRDN (a)	12,900	12,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
Participating VRDN Series Solar 06 39, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 10,000	$ 10,000
Participating VRDN:
Series Putters 3365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,165	5,165
Series Putters 3368, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,275	6,275
Series A, 0.32% 3/9/11, CP	6,700	6,700
Ventura County Gen. Oblig. TRAN 2% 7/1/11	18,300	18,471
Walnut Energy Ctr. Auth. Series 2005 B, 0.32% 4/7/11, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	9,400	9,400
		1,603,904
Delaware - 0.0%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	600	600
Florida - 0.1%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (a)	1,390	1,390
Georgia - 0.1%
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.31%, LOC Fannie Mae, VRDN (a)	2,300	2,300
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (a)	4,700	4,700
Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DCL 08 26, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	10,400	10,400
Massachusetts Gen. Oblig. Series 1997 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,500	1,500
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	5,400	5,400
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	300	300
		17,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 12/21/10, CP mode	$ 3,400	$ 3,400
North Carolina - 0.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,165	5,165
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.36%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,300	4,300
		9,465
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.59%, VRDN (a)	6,000	6,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
		7,000
Pennsylvania - 0.6%
Bucks County Indl. Dev. Auth. Rev. Series 2007 B, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,765	3,765
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,900	3,900
Philadelphia Auth. for Indl. Dev. Rev. (William Penn Charter School Proj.) Series 2008, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,400	3,400
		11,065
South Carolina - 0.4%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	4,655	4,655
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.36%, VRDN (a)	2,400	2,400
		7,055
Tennessee - 0.3%
Shelby County Gen. Oblig. Series 2006 C, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,000	5,000
Texas - 0.3%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 B, 0.7%, LOC Compass Bank, VRDN (a)	4,605	4,605
Municipal Securities - continued
	Shares	Value (000s)
Other - 0.4%
Fidelity Tax-Free Cash Central Fund, 0.30% (b)(c)	6,694	$ 6,694
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $1,684,778)		1,684,778
NET OTHER ASSETS (LIABILITIES) - 3.0%		51,981
NET ASSETS - 100%		$ 1,736,759
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,200,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	4/1/09	$ 11,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 99
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $1,684,778,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

November 30, 2010

1.810684.106

CFS-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount (000s)	Value (000s)
California - 93.7%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.31%, LOC Freddie Mac, VRDN (a)(d)	$ 8,620	$ 8,620
(Vintage Chateau Proj.) Series A, 0.32%, LOC Union Bank of California, VRDN (a)(d)	11,100	11,100
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (a)	15,600	15,600
(Schools of the Sacred Heart - San Francisco Proj.):
Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (a)	6,795	6,795
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	5,475	5,475
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.34%, LOC BNP Paribas SA, VRDN (a)(d)	4,800	4,800
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.32% 3/10/11, LOC Fed. Home Ln. Bank, San Francisco, CP	5,700	5,700
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.28%, LOC Freddie Mac, VRDN (a)(d)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev.:
Participating VRDN Series BA 08 3035X, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	6,385	6,385
Participating VRDN:
Series ROC II R 781PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (a)(e)	18,905	18,905
Series ROC II R 861, 0.31% (Liquidity Facility Citibank NA) (a)(e)	4,175	4,175
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series EGL 07 0053, 0.3% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Series Putters 3211, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	19,485	19,485
Series Putters 3293, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,495	2,495
Series Putters 3434, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,900	5,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Series 2008 C1, 0.27%, LOC Union Bank of California, VRDN (a)	$ 20,000	$ 20,000
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	14,288	14,288
California Cmnty. College Fing. Auth. Rev. TRAN:
Series 2010 A, 2% 3/1/11	5,995	6,008
Series A, 2% 6/30/11	21,600	21,743
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2005 A, 5.5% 5/1/11	9,500	9,705
Series 2010 L, 2.5% 5/1/11	52,400	52,858
Series 2010 M, 1% 5/1/11	51,400	51,551
California Dept. of Wtr. Resources Wtr. Rev.:
Participating VRDN:
Series BA 08 3031X, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	3,500	3,500
Series BBT 08 28, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,235	7,235
Participating VRDN:
Series Putters 3019, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,785	9,785
Series Putters 3361, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,570	2,570
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.61%, LOC Wells Fargo Bank NA, VRDN (a)	1,030	1,030
California Econ. Recovery:
Bonds Series 2008 A:
2.5% 7/1/11	7,000	7,077
5% 1/1/11	3,055	3,067
5% 7/1/11	12,920	13,253
Series 2004 C5, 0.28%, LOC Bank of America NA, VRDN (a)	8,150	8,150
California Ed. Notes Prog. TRAN Series A, 2% 7/1/11	13,285	13,395
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1207, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	4,450	4,450
Series BC 10 70B, 0.27% (Liquidity Facility Barclays Bank PLC) (a)(e)	12,000	12,000
Series Putters 3506, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,200	10,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series ROC II R 11790PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(e)	$ 11,935	$ 11,935
Series 2010 S4, 0.38% 8/3/11, CP	31,700	31,700
0.4% 3/23/11, CP	23,900	23,900
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
California Gen. Oblig.:
Series 2003 B3, 0.3%, LOC JPMorgan Chase Bank, LOC California Pub. Employees' Retirement Sys., VRDN (a)	39,000	39,000
Series 2003 C3, 0.29%, LOC Citibank NA, VRDN (a)	30,000	30,000
Series 2004 A4, 0.27%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	4,900	4,900
Series 2004 A9, 0.28%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	40,000	40,000
Series 2005 A2-1, 0.29%, LOC Barclays Bank PLC, VRDN (a)	76,660	76,660
Series 2005 A3, 0.28%, LOC Bank of America NA, VRDN (a)	25,000	25,000
Series 2005 B1, 0.29%, LOC Bank of America NA, VRDN (a)	12,300	12,300
Series B6, 0.29%, LOC Citibank NA, VRDN (a)	23,800	23,800
0.3%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,000	5,000
0.31% 12/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	5,300	5,300
0.31% 12/7/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	22,500	22,500
0.32% 12/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	32,919	32,919
0.32% 12/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	20,400	20,400
0.32% 12/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	54,678	54,678
0.32% 12/3/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	26,295	26,295
0.32% 12/6/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	18,325	18,325
0.32% 12/7/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	36,850	36,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Putters 3630, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,000	$ 7,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2006 A, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	20,665	20,665
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,000	2,000
Series 2005 F, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	20,000	20,000
Series 2006 C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	36,275	36,275
Series 2006 F2, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	17,000	17,000
Series 2007 H, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	27,700	27,700
(Multifamily Hsg. Prog.):
Series 2000 C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	31,760	31,760
Series 2001 G, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	3,320	3,320
Series 2007 H, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	42,000	42,000
Series 2008 D, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	15,685	15,685
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.56%, LOC Bank of America NA, VRDN (a)(d)	9,460	9,460
(RAND Corp. Proj.):
Series 2008 A, 0.34%, LOC Bank of America NA, VRDN (a)	33,650	33,650
Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (a)	2,320	2,320
(The Contemporary Jewish Museum Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	6,800	6,800
California Muni. Fin. Auth. Indl. Dev. Rev. (Edelbrock Permanent Mold, LLC Proj.) Series 2007, 0.41%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,840	5,840
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.:
(Air Products & Chemicals Proj.) Series 1997 B, 1.25%, VRDN (a)	23,000	23,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.: - continued
Bonds:
(Atlantic Richfield Co. Proj.):
0.3% tender 12/20/10 (BP PLC Guaranteed), CP mode (d)	$ 18,750	$ 18,750
0.33% tender 12/8/10 (BP PLC Guaranteed), CP mode (d)	3,250	3,250
(BP West Coast Products LLC Proj.) Series A, 0.28% tender 12/20/10 (BP PLC Guaranteed), CP mode	15,500	15,500
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Atlantic Richfield Co. Proj.) Series 1994 A, 0.35% (BP PLC Guaranteed), VRDN (a)(d)	1,900	1,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.34%, LOC Bank of America NA, VRDN (a)	48,000	48,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	13,690	13,690
California State Univ. Rev. Series 2001 A:
0.29% 12/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,900	3,900
0.3% 12/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	50,200	50,200
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.61%, LOC Bank of America NA, VRDN (a)(d)	2,500	2,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.31%, LOC Fannie Mae, VRDN (a)(d)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.31%, LOC Freddie Mac, VRDN (a)(d)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.31%, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	26,575	26,575
(Grove Apts. Proj.) Series X, 0.31%, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)(d)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W2, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)(d)	$ 16,038	$ 16,038
Series 2001 W3, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)(d)	18,000	18,000
(Maple Square Apt. Proj.) Series AA, 0.3%, LOC Citibank NA, VRDN (a)(d)	19,700	19,700
(Marlin Cove Apts. Proj.) Series V, 0.29%, LOC Fannie Mae, VRDN (a)(d)	40,000	40,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.28%, LOC Fannie Mae, VRDN (a)(d)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.31%, LOC Freddie Mac, VRDN (a)(d)	4,900	4,900
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.3%, LOC Freddie Mac, VRDN (a)(d)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.3%, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.41%, LOC Fannie Mae, VRDN (a)(d)	17,045	17,045
(Sunrise Fresno Proj.) Series B, 0.31%, LOC Fannie Mae, VRDN (a)(d)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.32%, LOC California Teachers Retirement Sys., VRDN (a)(d)	6,325	6,325
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.3%, LOC Fannie Mae, VRDN (a)(d)	11,440	11,440
(Vineyard Creek Apts. Proj.):
Series 2003 W, 0.29%, LOC Fannie Mae, VRDN (a)(d)	4,000	4,000
Series O, 0.3%, LOC Fannie Mae, VRDN (a)(d)	12,452	12,452
(Vizcaya Apts. Proj.) Series B, 0.29%, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.29%, LOC Fannie Mae, VRDN (a)(d)	20,290	20,285
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Cottage Health Sys. Obligated Group Proj.) Series 2010, 2% 11/1/11	3,735	3,769
(John Muir Health Proj.) Series 2008 B, 0.34%, LOC Bank of America NA, VRDN (a)	26,600	26,600
(JTF Enterprises LLC Proj.) Series 1996 A, 0.3%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
(North Peninsula Jewish Campus Proj.) 0.31%, LOC Bank of America NA, VRDN (a)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Oakmont Stockton Proj.) Series 1997 C, 0.31%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	$ 5,960	$ 5,960
(Park Century School Proj.) Series 2007, 0.56%, LOC Bank of America NA, VRDN (a)	6,225	6,225
TRAN Series 2010 A1, 2% 6/30/11	5,900	5,948
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.28%, LOC Wells Fargo Bank NA, VRDN (a)(d)	600	600
(Rix Industries Proj.) Series 1996 I, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)(d)	880	880
(Supreme Truck Bodies of California Proj.) 0.28%, LOC JPMorgan Chase Bank, VRDN (a)(d)	100	100
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.29%, LOC Fannie Mae, VRDN (a)(d)	600	600
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2004 F, 0.29%, VRDN (a)(d)	75,000	75,000
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)(d)	10,000	10,000
Desert Sands Unified School District TRAN 2% 6/30/11	4,500	4,540
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.28%, LOC Freddie Mac, VRDN (a)(d)	28,700	28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Participating VRDN Series Putters 3772 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250	11,250
Series 2008 B1, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,900	6,900
Series 2008 B2, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,500	7,500
Series 2008 C, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,700	11,700
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 07 0069, 0.29% (Liquidity Facility Citibank NA) (a)(e)	48,800	48,800
Series EGL 7 05 0045, 0.29% (Liquidity Facility Citibank NA) (a)(e)	39,600	39,600
Series Putters 3759 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,035	6,035
Series ROC II R 10397, 0.29% (Liquidity Facility Citibank NA) (a)(e)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
East Bay Muni. Util. District Wtr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11826, 0.29% (Liquidity Facility Citibank NA) (a)(e)	$ 21,995	$ 21,995
Series 2008 A1, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	12,440	12,440
Series 2008 A2, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,570	7,570
Series 2008 A4, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	15,085	15,085
Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	28,525	28,525
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	28,195	28,195
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	75,725	75,725
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts.) Series 1997 A, 0.51%, LOC Fannie Mae, VRDN (a)(d)	3,200	3,200
Grossmont Union High School District Participating VRDN Series Putters 3797Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 0.29%, LOC Landesbank Baden-Wuert, VRDN (a)	61,800	61,800
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.41%, LOC Freddie Mac, VRDN (a)(d)	11,025	11,025
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.):
Series 2007 B2, 0.3%, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	19,500	19,500
Long Beach Unified School District Bonds Series A, 4% 8/1/11	2,200	2,253
Los Angeles Cmnty. College District:
Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	19,735	19,735
Participating VRDN:
Putters 3609Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Series EGL 08 57, 0.3% (Liquidity Facility Citibank NA) (a)(e)	17,400	17,400
Series Putters 3770 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,270	3,270
Series ROC II R 11728, 0.3% (Liquidity Facility Citibank NA) (a)(e)	6,960	6,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	$ 68,600	$ 68,600
(Promenade Towers Proj.) Series 2000, 0.35%, LOC Freddie Mac, VRDN (a)	1,100	1,100
Los Angeles County Gen. Oblig.:
Series 2010 A:
0.3% 12/1/10, LOC JPMorgan Chase Bank, CP	36,850	36,850
0.3% 2/24/11, LOC JPMorgan Chase Bank, CP	28,400	28,400
Series 2010 C, 0.28% 12/1/10, LOC Wells Fargo Bank NA, CP	11,400	11,400
TRAN Series A, 2% 6/30/11	46,650	47,077
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.5%, LOC Freddie Mac, VRDN (a)(d)	50,900	50,900
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A:
0.3% 3/7/11, LOC Barclays Bank PLC, CP	8,287	8,287
0.32% 12/16/10, LOC Barclays Bank PLC, CP	15,950	15,950
Los Angeles Dept. Arpt. Rev. Participating VRDN Series ROC II R 11842, 0.3% (Liquidity Facility Citibank NA) (a)(e)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series Putters 3332, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Series Putters 3718 Z, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,060	12,060
Series ROC II R 500, 0.3% (Liquidity Facility Citibank NA) (a)(e)	20,900	20,900
Series 2002 A8, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	17,600	17,600
0.3% 3/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	15,500	15,500
0.31% 2/10/11 (Liquidity Facility Wells Fargo Bank NA), CP	49,700	49,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series Solar 06 48, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,440	15,440
Participating VRDN:
Series Putters 3310, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,245	7,245
Series Putters 3750 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Series WF 10 43C, 0.29% (Liquidity Facility Wells Fargo Bank NA) (a)(e)	12,160	12,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	$ 50,000	$ 50,239
2% 4/21/11	25,000	25,134
Los Angeles Habor Dept. Rev. Participating VRDN Series WF 10 40C, 0.29% (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,400	5,400
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.37%, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Unified School District:
Participating VRDN Series BA 08 1049, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	16,200	16,200
TRAN Series A, 2% 6/30/11	25,000	25,191
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 7 05 3003, 0.3% (Liquidity Facility Citibank NA) (a)(e)	34,000	34,000
Series Putters 3371, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,495	22,495
Series Putters 3751, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,935	4,935
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000	7,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	6,525	6,525
Series BA 08 1087, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	5,750	5,750
Participating VRDN:
Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (a)(e)	7,000	7,000
Series EGL 07 71, 0.29% (Liquidity Facility Citibank NA) (a)(e)	43,000	43,000
Series Putters 3653 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,495	2,495
Series Putters 3752 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,570	3,570
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (a)(d)	31,000	31,000
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	13,410	13,410
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Norwalk-Mirada Unified School District Participating VRDN Series SG 169, 0.3% (Liquidity Facility Societe Generale) (a)(e)	$ 20,000	$ 20,000
Ohlone Cmnty. College District Participating VRDN Series Putters 3782 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,250	12,250
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 0.4% tender 12/2/10, LOC Sumitomo Mitsui Banking Corp., CP mode (d)	4,900	4,900
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.29%, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.29%, LOC Freddie Mac, VRDN (a)(d)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.29%, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
Orange County Rfdg. Recovery TRAN Series A:
2% 3/15/11	16,000	16,076
2% 6/30/11	25,000	25,230
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	15,517	15,517
Orange County Sanitation District Rev. BAN:
Series 2009 B, 2% 12/1/10	64,700	64,700
Series 2010 B, 2% 11/23/11	49,000	49,783
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.3% 12/7/10, LOC Dexia Cr. Local de France, CP	25,400	25,400
Orange County Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3686Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100	4,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	21,000	21,000
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.32%, LOC Fannie Mae, VRDN (a)(d)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	13,750	13,750
Port of Oakland Port Rev. Series 2010 A:
0.3% 12/10/10, LOC Wells Fargo Bank NA, CP	30,415	30,415
0.3% 12/10/10, LOC Wells Fargo Bank NA, CP	6,000	6,000
Richmond Wastewtr. Rev. Series 2008 A, 0.28%, LOC Union Bank of California, VRDN (a)	12,500	12,500
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	12,430	12,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Gen. Oblig. Series B, 0.32% 3/4/11, LOC Bank of Nova Scotia New York Branch, CP	$ 35,900	$ 35,900
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.42%, LOC Wells Fargo Bank NA, VRDN (a)(d)	920	920
Riverside County Trans. Commission Sales Tax Rev. Series 2005 A, 0.33% 12/1/10, LOC Bank of America NA, CP	27,500	27,500
Riverside Elec. Rev. Series 2008 C, 0.32%, LOC Bank of America NA, VRDN (a)	21,725	21,725
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	2,920	2,920
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.3%, LOC Fannie Mae, VRDN (a)(d)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.3%, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.3%, LOC Fannie Mae, VRDN (a)(d)	3,750	3,750
Sacramento County Sanitation District Fing. Auth. Rev.:
(Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)	5,400	5,400
Series 2008 C, 0.27%, LOC Bank of America NA, VRDN (a)	7,700	7,700
Sacramento Gen. Oblig. TRAN 2% 6/30/11	8,600	8,672
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.31%, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
(Valencia Point Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev. Series 2007 J:
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	25,200	25,200
0.3% 12/10/10, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., CP	30,000	30,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (a)(d)	21,075	21,075
San Diego Cmnty. College District Participating VRDN Series Putters 3741Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
San Diego County & School District TRAN:
Series 2010 A, 2% 6/30/11	36,100	36,437
Series 2010 B1, 2% 1/31/11	3,600	3,608
Series 2010 B2, 2% 4/29/11	19,800	19,888
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 6,840	$ 6,840
Series Putters 3028, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,715	8,715
San Diego Gen. Oblig. TRAN:
Series A, 2% 1/31/11	9,230	9,254
Series B, 2% 4/29/11	11,700	11,773
Series C, 2% 5/31/11	24,045	24,223
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.33%, LOC Citibank NA, VRDN (a)(d)	6,600	6,600
(Stratton Apts. Proj.) Series 2000 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series MS 3229X, 0.31% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,750	3,750
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.29% (Liquidity Facility Citibank NA) (a)(e)	1,375	1,375
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)(d)	71,375	71,375
Series 2010 A2, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	32,000	32,000
Series 2010 A3, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)(d)	15,000	15,000
San Francisco City & County Gen. Oblig.:
Participating VRDN Series BA 08 3318, 0.31% (Liquidity Facility Bank of America NA) (a)(e)	2,000	2,000
Series 2, 0.32% 3/8/11, LOC U.S. Bank NA, Minnesota, CP	5,345	5,345
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 0.3%, LOC Citibank NA, VRDN (a)(d)	7,155	7,155
San Francisco City & County Unified School District TRAN 2% 6/30/11	14,400	14,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.31%, LOC Freddie Mac, VRDN (a)(d)	$ 3,000	$ 3,000
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Rfdg. Proj.) Series 2008 A, 0.28%, LOC Union Bank of California, VRDN (a)	19,720	19,720
Participating VRDN Series Putters 3762 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,100	6,100
San Jose Int'l. Arpt. Rev. Series B, 0.3% 12/8/10, LOC JPMorgan Chase Bank, LOC Bank of America NA, CP	15,000	15,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.29%, LOC Fannie Mae, VRDN (a)(d)	24,615	24,615
(Betty Ann Garens Apts. Proj.) Series 2002 A, 0.35%, LOC Citibank NA, VRDN (a)(d)	6,900	6,900
(El Paseo Apts. Proj.) Series 2002 B, 0.35%, LOC Citibank NA, VRDN (a)(d)	4,745	4,745
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.31%, LOC Fannie Mae, VRDN (a)(d)	9,275	9,275
(Las Ventanas Apts. Proj.) Series 2008 B, 0.28%, LOC Freddie Mac, VRDN (a)	20,900	20,900
(Siena at Renaissance Square Proj.) Series 1996 A, 0.29%, LOC Key Bank NA, VRDN (a)(d)	46,000	46,000
(Trestles Apts. Proj.) Series 2004 A, 0.39%, LOC Freddie Mac, VRDN (a)(d)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.32%, LOC Freddie Mac, VRDN (a)(d)	10,860	10,860
San Pablo Redev. Agcy. 0.29%, LOC Union Bank of California, VRDN (a)	5,155	5,155
Santa Ana Hsg. Auth. 0.31%, LOC Fannie Mae, VRDN (a)(d)	8,140	8,140
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.32%, LOC Bank of America NA, VRDN (a)	67,650	67,650
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.37%, LOC Union Bank of California, VRDN (a)(d)	11,745	11,745
Santa Clara Elec. Rev. Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	7,895	7,895
Santa Clara Unified School District TRAN 2% 6/30/11	10,800	10,899
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2, 0.3% 3/8/11, LOC JPMorgan Chase Bank, CP	40,920	40,920
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	$ 2,630	$ 2,630
Sequoia Union High School District TRAN 2% 7/1/11	10,100	10,189
South Coast Local Ed. Agcy. TRAN:
Series 2010 A, 2% 8/9/11	31,235	31,529
Series 2010 B, 2% 5/31/11	5,000	5,035
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	24,520	24,520
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,255	8,255
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.28%, LOC Union Bank of California, VRDN (a)	15,000	15,000
Univ. of California Revs.:
Participating VRDN Series Solar 06 39, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,235	10,235
Participating VRDN:
Series Putters 3365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,210	6,210
Series Putters 3368, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,500	9,500
Series Putters 3370, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000	6,000
Series Putters 3754 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,250	4,250
Series ROC II R 11886X, 0.3% (Liquidity Facility Citibank NA) (a)(e)	4,145	4,145
Series A, 0.32% 3/9/11, CP	17,300	17,300
Ventura County Gen. Oblig. TRAN 2% 7/1/11	46,700	47,138
Walnut Energy Ctr. Auth. Series 2005 B, 0.3% 4/7/11, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Westlands Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	10,835	10,835
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	590	590
		4,703,296
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.59%, VRDN (a)	4,630	4,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - 0.3%
Sunshine State Govt. Fing. Commission Rev. Series L:
0.32% 12/3/10, LOC Dexia Cr. Local de France, CP	$ 9,600	$ 9,600
0.35% 12/7/10, LOC Dexia Cr. Local de France, CP (d)	7,150	7,150
		16,750
Georgia - 0.1%
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.52%, LOC Wells Fargo Bank NA, VRDN (a)(d)	3,505	3,505
Iowa - 0.3%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.36%, VRDN (a)	13,925	13,925
Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,000	7,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.8% tender 12/1/10, CP mode	6,000	6,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 12/1/10, CP mode	7,100	7,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	13,825	13,826
		26,926
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 D2, 0.32%, LOC Landesbank Baden-Wuert, VRDN (a)	5,600	5,600
Series 2008 D3, 0.32%, LOC Bayerische Landesbank, VRDN (a)	1,600	1,600
		7,200
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 12/21/10, CP mode	8,600	8,600
North Carolina - 0.2%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.39%, VRDN (a)(d)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 0.2%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.59%, LOC RBS Citizens NA, VRDN (a)(d)	$ 5,000	$ 5,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.47%, LOC RBS Citizens NA, VRDN (a)	7,600	7,600
		12,600
Pennsylvania - 0.3%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,180	4,180
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,000	9,000
		13,180
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.32%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	47,800	47,800
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.36%, VRDN (a)	3,100	3,100
Texas - 0.4%
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.):
Series 2008 A, 0.7%, LOC Compass Bank, VRDN (a)	4,470	4,470
Series 2008 B, 0.7%, LOC Compass Bank, VRDN (a)	4,605	4,605
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,290	10,290
		19,365
Utah - 0.2%
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,700	10,700
Municipal Securities - continued
	Shares	Value (000s)
Other - 1.9%
Fidelity Municipal Cash Central Fund, 0.32% (b)(c)	94,312,000	$ 94,312
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $5,004,889)		5,004,889
NET OTHER ASSETS (LIABILITIES) - 0.3%		14,831
NET ASSETS - 100%		$ 5,019,720
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,735,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Cmnty. College District Bonds Series WF 09 8C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	4/1/09	$ 19,735
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 523
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $5,004,889,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011